UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
December 1, 2013 to May 31, 2014

Commission File Number of issuing entity:	333-179092-01

AEP TEXAS CENTRAL TRANSITION FUNDING III LLC
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-179092

AEP TEXAS CENTRAL COMPANY
(Exact name of depositor as specified in its charter)

AEP TEXAS CENTRAL COMPANY
(Exact name of sponsor as specified in its charter)

DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)

76-0830689
(IRS Employer Identification No.)

539 N. Carancahua Street, Suite 1700, Corpus Christi, Texas	78401
(Address of principal executive offices of the issuing entity)	(Zip Code)

(361) 881-5399
(Registrant’s Telephone Number, Including Area Code)

None
(Former Name or Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Transition Bonds, Series A, Tranche A-1			☒
Senior Secured Transition Bonds, Series A, Tranche A-2			☒
Senior Secured Transition Bonds, Series A, Tranche A-3			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒	No

EXPLANATORY NOTE

The purpose of this Amendment No. 1 to our Distribution Report on Form 10-D for the semi-annual distribution period from December 1, 2013 to May 31, 2014, as filed with the Securities and Exchange Commission on June 2, 2014 (the “Original Form 10-D”), is to attach a corrected Exhibit 99.1 (Semi-annual Servicer’s Certificate).  The original Exhibit 99.1 contained a computational error as it failed to deduct a true-up amount ($138,601.91) that had previously been included in a prior servicer’s certificate supplied to U.S. Bank National Association, the trustee.  No other changes have been made to the Original Form 10-D other than the change described in the preceding sentence. Other than as described above, this Amendment No. 1 does not reflect subsequent events occurring after the filing date of the Original Form 10-D.

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 is May 30, 2014.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Senior Secured Transition Bonds, Series A (the "Series A Bonds"), dated March 7, 2012, and related Prospectus, dated March 2, 2012, of AEP Texas Central Transition Funding III LLC (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on March 9, 2012 under the depositor’s Commission File Number.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Series A Bonds have been made with respect to the June 2, 2014 distribution date.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

None.

Item 3.	Sale of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5.	Submission of Matters to a Vote of Security Holders.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6.	Significant Obligors of Pool Assets

Omitted pursuant to General Instruction C of Form 10-D.

Item 7.	Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 8.	Other Information

Omitted pursuant to General Instruction C of Form 10-D.

Item 9.	Exhibits.

(a) Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1       Semi-annual Servicer's Certificate relating to the Series A Bonds, dated May 23, 2014.

(b) Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

3.1           Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of State on January 5, 2012 (incorporated by reference to exhibit 3.1 included as an exhibit to the Sponsor’s Form S-3/A filed on February 27, 2012).

3.2           Amended and Restated Limited Liability Company Agreement of the Issuing Entity executed as of February 27, 2012 (incorporated by reference to exhibit 3.2 included as an exhibit to the Sponsor’s Form S-3/A filed on February 27, 2012).

4.1           Indenture dated as of March 14, 2012 between the Issuing Entity and U.S. Bank National Association providing for the issuance of Senior Secured Transition Bonds, Series A (incorporated by reference to exhibit 4.1 included as an exhibit to the Sponsor’s Form 8-K filed on March 16, 2012).

4.2           Form of Senior Secured Transition Bonds, Series A (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to exhibit 4.1 included as an exhibit to the Sponsor’s Form 8-K filed on March 16, 2012).

10.1         Transition Property Purchase and Sale Agreement dated as of March 14, 2012 between the Issuing Entity and AEP Texas Central Company, as seller (incorporated by reference to exhibit 99.2 included as an exhibit to the Sponsor’s Form 8-K filed on March 16, 2012).

10.2         Transition Property Servicing Agreement dated as of March 14, 2012 between the Issuing Entity and AEP Texas Central Company, as servicer (incorporated by reference to exhibit 99.1 included as an exhibit to the Sponsor’s Form 8-K filed on March 16, 2012).

10.3         Administration Agreement dated as of March 14, 2012 between the Issuing Entity and AEP Texas Central Company, as servicer (incorporated by reference to exhibit 99.3 included as an exhibit to the Sponsor’s Form 8-K filed on March 16, 2012).

10.4         Amended and Restated Intercreditor Agreement, dated as of March 14, 2012, by and among AEP Texas Central Company, AEP Texas Central Transition Funding LLC, U.S. Bank National Association, AEP Texas Central Transition Funding II LLC, The Bank of New York Mellon and AEP Texas Central Transition Funding III LLC, each in their respective capacities  (incorporated by reference to exhibit 99.4 included as an exhibit to the Sponsor’s Form 8-K filed on March 16, 2012).

*99.1       Semi-annual Servicer's Certificate relating to the Series A Bonds, dated May 23, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AEP Texas Central Transition Funding III LLC
(Issuing Entity)

Date: June 9, 2014	By:	AEP Texas Central Company, As Servicer

	By:	/s/ Julia A. Sloat
	Name:	Julia A. Sloat
	Title	Treasurer and Senior Officer in Charge of the Servicing Function

EXHIBIT INDEX

99.1 Semi-annual Servicer's Certificate relating to the Series A Bonds, dated May 23, 2014.